INCOME TAXES - Others (Details)		12 Months Ended
	Jul. 19, 2018	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
INCOME TAX
Change in valuation allowance				$ (3,263,705)	$ 2,284,349
Net loss before taxes		$ (16,718,300)		(31,069,266)	(46,873,530)
Period of statue of limitation		3 years	3 years
Period of statue of limitation in the case of underpayment of income taxes		5 years	5 years
Income tax liability, maximum amount of underpayment		$ 15,263	¥ 100,000
Statue of limitation related to transfer pricing adjustment		10 years	10 years
Undistributed earnings of the Company's PRC subsidiaries and VIEs		$ 30,800,000		36,000,000
Withholding tax rate on dividend distributed by FIE		10.00%	10.00%
Withholding income taxes for undistributed profits of the Company's subsidiaries		$ 0		0
PRC
INCOME TAX
Net loss before taxes		(12,704,083)		(31,069,266)	(46,873,529)
PRC | Hexin E Digital
INCOME TAX
Net operating loss carry forward		2,571,000
U.S.
INCOME TAX
Net loss before taxes		$ (16,718,300)		$ 0	$ 0
Minimum
INCOME TAX
Rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions		10.00%	10.00%
Ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong		25.00%	25.00%
Percentage of dividend (in percentage)	15.00%
Maximum
INCOME TAX
Rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions		5.00%	5.00%
Ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong		25.00%	25.00%
Percentage of dividend (in percentage)	25.00%